Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid Expenses
Prepaid expenses

4. Prepaid expenses:

The Company has other prepaid expenses of $65,404 (2023 - $102,895) including leasehold improvements of $nil (2023 - $1,604), which is recognized as prepaid rent for the year ended December 31, 2024.